Short-Term Investments	6 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

As of December 31, 2019, the balance of short-term investment was comprised of investments in financial product from banks, with variable return rate and was due in one year. The Company classified the financial assets as held-to-maturity financial asset and recorded the assets at amortized cost, which approximates fair value. The fair value is referred to the value of the short-term investments on the bank statements as of each reporting date. As of December 31, 2019 and June 30, 2019, the Company did not provide OTTI on short-term investments.